UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Oceanic Investment Management Limited
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Address:   St. George's Court, 2nd Floor
           --------------------------------------------------
           Upper Church Street, Douglas
           --------------------------------------------------
           Isle of Man IM1 1EE
           --------------------------------------------------

Form 13F File Number:  028-13625
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cato Brahde
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     44-1624-643155
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/  Cato Brahde          Isle of Man           May 17, 2010
       -------------------  ----------------------  --------------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             43
                                               -------------

Form 13F Information Table Value Total:          $806,577
                                               -------------
                                                (thousands)


List of Other Included Managers:  NONE


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

             COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
                                                            VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGER   SOLE    SHARED NONE
AEGEAN MARINE PETROLEUM NETW  SHS              Y0017S102    8,761     308,700  SH             SOLE               308,700
ANADARKO PETE CORP            COM              032511107   16,481     226,300  SH             SOLE               226,300
ARCHER DANIELS MIDLAND CO     COM              039483102   19,421     672,000  SH             SOLE               672,000
BAKER HUGHES INC              COM              057224107   27,481     586,700  SH             SOLE               586,700
BHP BILLITON LTD              SPONSORED ADR    088606108   10,683     133,000  SH             SOLE               133,000
CAMERON INTERNATIONAL CORP    COM              13342B105   24,820     579,100  SH             SOLE               579,100
CARNIVAL CORP                 PAIRED CTF       143658300  105,487   2,713,136  SH             SOLE             2,713,136
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH  167250109    7,020     301,800  SH             SOLE               301,800
CORE LABORATORIES N V         COM              N22717107   19,162     146,500  SH             SOLE               146,500
DIANA SHIPPING INC            COM              Y2066G104   18,530   1,225,516  SH             SOLE             1,225,516
DRESSER-RAND GROUP INC        COM              261608103    9,794     311,700  SH             SOLE               311,700
DRYSHIPS INC                  SHS              Y2109Q101   22,326   3,823,000  SH             SOLE             3,823,000
ENSCO INTL PLC                SPONSORED ADR    29358Q109   37,217     831,106  SH             SOLE               831,106
EXXON MOBIL CORP              COM              30231G102   10,181     152,000  SH             SOLE               152,000
FIRST SOLAR INC               COM              336433107    2,085      17,000  SH             SOLE                17,000
FLUOR CORP NEW                COM              343412102   10,586     227,600  SH             SOLE               227,600
FRONTIER OIL CORP             COM              35914P105   10,037     743,500  SH             SOLE               743,500
GENERAL CABLE CORP DEL NEW    COM              369300108    5,292     196,000  SH             SOLE               196,000
GULFMARK OFFSHORE INC         CL A NEW         402629208   13,886     523,000  SH             SOLE               523,000
HALLIBURTON CO                COM              406216101   45,987   1,526,300  SH             SOLE             1,526,300
HESS CORP                     COM              42809H107    8,432     134,800  SH             SOLE               134,800
HOLLY CORP                    COM PAR $0.01    435758305    4,934     176,800  SH             SOLE               176,800
JA SOLAR HOLDINGS CO LTD      SPON ADR         466090107    5,101     912,500  SH             SOLE               912,500
KNIGHTSBRIDGE TANKERS LTD     ORD              G5299G106   22,722   1,341,349  SH             SOLE             1,341,349
NABORS INDUSTRIES LTD         SHS              G6359F103   11,268     574,000  SH             SOLE               574,000
NOBLE CORPORATION BAAR        NAMEN -AKT       H5833N103   25,008     598,000  SH             SOLE               598,000
PARAGON SHIPPING INC          CL A             69913R309   14,454   3,101,800  SH             SOLE             3,101,800
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408   16,421     369,000  SH             SOLE               369,000
PRIDE INTL INC DEL            COM              74153Q102   15,263     506,900  SH             SOLE               506,900
ROYAL CARIBBEAN CRUISES LTD   COM              V7780T103   27,659     838,400  SH             SOLE               838,400
SAFE BULKERS INC              COM              Y7388L103    5,483     701,200  SH             SOLE               701,200
SCHLUMBERGER LTD              COM              806857108   32,701     515,300  SH             SOLE               515,300
SEASPAN CORP                  SHS              Y75638109    3,948     393,600  SH             SOLE               393,600
SMITH INTL INC                COM              832110100   53,182   1,242,000  SH             SOLE             1,242,000
SUNCOR ENERGY INC NEW         COM              867224107   47,395   1,456,500  SH             SOLE             1,456,500
SUNPOWER CORP                 COM CL A         867652109    4,918     262,000  SH             SOLE               262,000
SUNTECH PWR HLDGS CO LTD      ADR              86800C104    4,851     346,000  SH             SOLE               346,000
TEEKAY CORPORATION            COM              Y8564W103   12,837     564,513  SH             SOLE               564,513
TESCO CORP                    COM              88157K101    6,750     578,385  SH             SOLE               578,385
TRANSOCEAN LTD                REG SHS          H8817H100   34,336     397,500  SH             SOLE               397,500
TSAKOS ENERGY NAVIGATION LTD  SHS              G9108L108    7,775     527,495  SH             SOLE               527,495
USEC INC                      COM              90333E108    5,707     989,000  SH             SOLE               989,000
VALE S A                      ADR              91912E105   10,195     316,700  SH             SOLE               316,700

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